Earnings Per Share	12 Months Ended
Dec. 31, 2018
EARNINGS PER SHARE
Earnings Per Share

NOTE 12 - EARNINGS PER SHARE

The following table sets forth the computations of basic and diluted earnings per share:

	Years Ended December 31,
	2018	2017
	(In Thousands, Except Per Share Data)

Numerator, net income	$13,651	$8,198

Denominator:
Weighted average shares outstanding	6,263	6,238
Less: Weighted average unvested restricted shares	(31)	(28)
Denominator: Basic earnings per share	6,232	6,210

Weighted average shares outstanding, basic	6,232	6,210
Add: Dilutive effect of stock options	58	61
Denominator: Diluted earnings per share	6,290	6,271

Basic earnings per common share	$2.19	$1.32

Diluted earnings per common share	$2.17	$1.31

Stock options which had no intrinsic value because their effect would be anti-dilutive, and therefore would not be included in the diluted EPS calculation, were zero for both years ended December 31, 2018 and 2017, based on the closing price of the Company’s common stock which was $33.00 as of December 31, 2018 and 2017.  All share and per share information has been restated to reflect the 50% stock dividend declared in 2017.